SEC Registration Nos.

811-03416 and 002-76510

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 100	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 100	☒

The Calvert Fund

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue Bethesda, Maryland 20814

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (301) 951-4800

William M. Tartikoff

4550 Montgomery Avenue Bethesda, Maryland 20814

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph(a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2)of rule 485.

EXPLANTORY NOTE

This post-effective amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information filed as part of the Post-Effective Amendment No. 99 to this Registration Statement, as filed on January 30, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 13th day of February 2013.

THE CALVERT FUND

By:	**
Barbara J. Krumsiek
President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 13th day of February 2013 by the following persons in the capacities indicated.

Signature	Title

** Barbara J. Krumsiek	President and Trustee

** Ronald M. Wolfsheimer	Treasurer

** Richard L. Baird, Jr.	Trustee

** Douglas E. Feldman	Trustee

** John G. Guffey, Jr.	Trustee

** M. Charito Kruvant	Trustee

** D. Wayne Silby	Trustee

** Anthony A. Williams	Trustee

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney forms, incorporated by reference to Registrant’s Post-Effective Amendment No.99, dated January 30, 2013, accession number 0000701039-13-000001.

The Calvert Fund

Post-Effective Amendment No. 100

Registration No. 002-76510

EXHIBIT INDEX

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

Ex-101.def	XBRL Taxonomy Extension Definition Linkbase

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase